Income Taxes (Detail 3) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Accruals not currently deductible
Employee benefit costs	$ 99,000,000	$ 168,000,000
Product and other claims	148,000,000	160,000,000
Miscellaneous accruals	175,000,000	180,000,000
Pension costs	724,000,000	852,000,000
Stock-based compensation	501,000,000	473,000,000
Net operating/capital loss carryforwards	437,000,000	59,000,000
Foreign tax credits	281,000,000	286,000,000
Other	46,000,000
Gross deferred tax assets	2,411,000,000	2,178,000,000
Valuation allowance	(128,000,000)	(23,000,000)
Total deferred tax assets	2,283,000,000	2,155,000,000
Deferred tax liabilities:
Product and other insurance receivables	(59,000,000)	(80,000,000)
Accelerated depreciation	(695,000,000)	(571,000,000)
Intangible amortization	(823,000,000)	(662,000,000)
Other		(5,000,000)
Total deferred tax liabilities	(1,577,000,000)	(1,318,000,000)
Net deferred tax asset	706,000,000	837,000,000
Deferred tax assets valuation allowance	128,000,000	23,000,000
Undistributed earnings of non-U.S. subsidiaries	$ 5,600,000,000